Loans and Allowance for Loan Losses - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 44,625,627,000	$ 42,609,028,000
Land held for future development, period	1 year
Reclassification to held-for-sale	$ 0	0
Financing receivable, allowance for credit loss	477,934,000	486,845,000	$ 479,385,000	$ 443,424,000
Reserve for unfunded commitments	51,500,000	52,500,000
All financing receivable, allowance for credit loss	529,500,000	539,300,000
ACL increase (decrease)	$ (9,800,000)
ACL to loans ratio (as percent)	1.19%
Increase (decrease) in ACL to loans ratio	(0.0008)
Allowance for credit loss, reasonable and supportable forecast period	2 years
Allowance for credit loss, straight-line basis historical period	1 year
Material FDMs subsequently defaulted	$ 0	3,200,000
Commitments to lend additional funds to TDRs	0	0
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reclassification to held-for-sale			1,590,000,000
Charge-off of previously established reserves for credit losses associated with the transfer to held for sale			31,300,000
Financing receivable, allowance for credit loss	$ 146,464,000	142,299,000	$ 126,657,000	$ 138,299,000
Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail loan substandard period (in days)	90 days
Loss | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail loan charge off (in days)	120 days
Loss | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail loan charge off (in days)	180 days
Asset Pledged as Collateral
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 12,830,000,000	$ 24,660,000,000